CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Private Placement [Member]
Issuance costs	¥ 3,414